Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	TSR ($)	Peer Group TSR ($)	Net Income ($ in millions)	One Year rTSR Percentile Rank(5)
2023	17,359,796	20,678,622	5,457,918	6,165,965	147.35	113.96	301.3	73rd
2022	15,475,418	19,312,412	4,470,515	5,922,265	140.77	111.29	756.6	61st
2021	14,288,491	23,608,658	6,128,233	8,539,535	128.09	105.63	166.7	59th

Company Selected Measure Name	One Year rTSR Percentile Rank
Named Executive Officers, Footnote	Robert V. Vitale was our principal executive officer (“PEO”) for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.

2021	2022	2023
Jeff A. Zadoks	Jeff A. Zadoks	Matthew J. Mainer
Howard A. Friedman	Nicolas Catoggio	Jeff A. Zadoks
Diedre J. Gray	Diedre J. Gray	Nicolas Catoggio
Mark W. Westphal	Mark W. Westphal	Diedre J. Gray
Mark W. Westphal

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 1500 Packaged Foods & Meats Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended September 30, 2023, filed with the SEC on November 17, 2023. The comparison assumes $100 was invested for the period starting September 30, 2020 through the end of the listed year in Post common stock (with reinvestment of shares of BellRing common stock distributed to Post shareholders on March 10, 2022) and in the S&P 1500 Packaged Foods & Meats Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 17,359,796	$ 15,475,418	$ 14,288,491
PEO Actually Paid Compensation Amount	$ 20,678,622	19,312,412	23,608,658
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	17,359,796	(16,008,243)	19,327,069	20,678,622
2022	15,475,418	(14,130,824)	17,967,818	19,312,412
2021	14,288,491	(12,994,790)	22,314,957	23,608,658

Non-PEO NEO Average Total Compensation Amount	$ 5,457,918	4,470,515	6,128,233
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,165,965	5,922,265	8,539,535
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	5,457,918	(4,802,802)	5,510,849	6,165,965
2022	4,470,515	(3,805,689)	5,257,439	5,922,265
2021	6,128,233	(5,458,147)	7,869,449	8,539,535

Equity Valuation Assumption Difference, Footnote	The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	15,465,258	2,107,779	—	1,754,032	—	—	19,327,069
2022	15,908,802	2,227,848	—	(168,832)	—	—	17,967,818
2021	14,646,970	2,699,095	—	4,968,892	—	—	22,314,957

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	4,476,697	529,589	—	504,563	—	—	5,510,849
2022	4,150,730	1,137,577	—	(30,868)	—	—	5,257,439
2021	6,152,104	1,240,131	—	477,214	—	—	7,869,449

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our remaining NEOs, our cumulative TSR and the cumulative TSR of the S&P 1500 Packaged Foods & Meats Index over the three most recently completed fiscal years. The graph assumes a hypothetical investment of $100 on September 30, 2020 in each of Post common stock (with reinvestment of shares of BellRing common stock distributed to Post shareholders on March 10, 2022) and the S&P 1500 Packaged Foods & Meats Index.

Post Holdings TSR & S&P 1500 Packaged Foods & Meats Index TSR vs. Compensation Actually Paid

Compensation Actually Paid vs. Net Income	The following graph compares the Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to our remaining NEOs with our net income during the three most recently completed fiscal years. Although required to be disclosed by SEC rules, net income is not a metric in our executive compensation program.
Post Holdings Net Income vs. Compensation Actually Paid

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to our remaining NEOs with our Company-selected financial performance measure, One Year rTSR Percentile Rank, during the three most recently completed fiscal years.

Post Holdings One Year rTSR Percentile Rank (our Company-Selected Financial Performance Measure) vs. Compensation Actually Paid

Total Shareholder Return Amount	$ 147.35	140.77	128.09
Peer Group Total Shareholder Return Amount	113.96	111.29	105.63
Net Income (Loss)	$ 301.3	$ 756.6	$ 166.7
Company Selected Measure Amount	73	61	59
PEO Name	Robert V. Vitale
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	One Year rTSR Percentile Rank
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA - Post Consumer Brands(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA - Foodservice(1)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA - Refrigerated Retail
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA - Weetabix
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 19,327,069	$ 17,967,818	$ 22,314,957
PEO | Exclusion of Stock Awards for PEO member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,008,243)	(14,130,824)	(12,994,790)
PEO | Inclusion of Stock Award for PEO member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,327,069	17,967,818	22,314,957
PEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,465,258	15,908,802	14,646,970
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,107,779	2,227,848	2,699,095
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,754,032	(168,832)	4,968,892
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,510,849	5,257,439	7,869,449
Non-PEO NEO | Average Exclusion of Stock Awards for Non PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,802,802)	(3,805,689)	(5,458,147)
Non-PEO NEO | Average Inclusion of Equity Values for Non PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,510,849	5,257,439	7,869,449
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,476,697	4,150,730	6,152,104
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,589	1,137,577	1,240,131
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 504,563	$ (30,868)	$ 477,214